Discontinued operations - Additional information (Details) - TRY (₺) ₺ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 09, 2024
Discontinued operations
Profit (loss) from discontinued operations		₺ (187,403)	₺ 16,267,250	₺ 3,722,307
Lifecell LLC, Global LLC, and Ukrtower
Discontinued operations
Cash received					₺ 17,777,962
Other receivables related to purchase					₺ 677,553
Payment received for other receivables related to purchase		490,150
Profit (loss) from discontinued operations	₺ 16,267,250	₺ (187,403)		₺ 3,722,307